Commitments and Contingencies (Details)	Aug. 09, 2024 USD ($) ft²	Jul. 12, 2024 USD ($) ft²
Commitments and contingencies [Line Items]
Business operation monthly rent | $	$ 65,744	$ 65,745
Varied monthly rent | ft²	50,572	50,573